UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	10/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
October 31, 2018 (Unaudited)

	Principal
Description	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 25.8%
Banco Santander (Yankee)
2.70%, 1/29/19	150,000,000		149,992,395
Bank Of Montreal Chicago (Yankee)
2.28%, 11/6/18	300,000,000		300,003,000
Bank Of Montreal Chicago (Yankee)
2.40%, 1/4/19	50,000,000		50,001,865
BNP Paribas Fortis SA/NY (Yankee)
2.52%, 11/1/18, 1 Month LIBOR + .30%	50,000,000	[a]	49,997,450
BNP Paribas S.A. (Yankee)
2.33%, 11/23/18	100,000,000		100,007,200
Canadian Imperial Bank of Commerce/NY (Yankee)
2.46%, 11/1/18, 3 Month LIBOR + .20%	205,000,000	[a]	205,015,846
Landesbank Hessen-NY (Yankee)
2.21%, 11/7/18	62,000,000		62,000,000
Skandinaviska Enskilda Banken AB/NY (Yankee)
2.49%, 11/1/18, 1 Month LIBOR + .20%	100,000,000	[a,b]	100,010,090
Sumitomo Mitsui Banking Corp/NY (Yankee)
2.45%, 1/25/19	175,000,000	[b]	174,939,748
Sumitomo Mitsui Banking Corp/NY (Yankee)
2.56%, 11/1/18, 1 Month LIBOR + .30%	90,000,000	[a,b]	90,001,683
Sumitomo Mitsui Trust Bank Limited/ NY (Yankee)
2.46%, 11/1/18, 1 Month LIBOR + .17%	200,000,000	[a]	200,003,300
Sumitomo Mitsui Trust Bank Limited/ NY (Yankee)
2.55%, 11/1/18, 1 Month LIBOR + .26%	110,000,000	[a]	109,994,852
Svenska Handelsbanken/NY (Yankee)
2.37%, 11/1/18, 3 Month LIBOR + .6%	100,000,000	[a]	99,966,810
Wells Fargo Bank NA (Yankee)
2.49%, 11/1/18, 3 Month LIBOR + .18%	40,000,000	[a]	40,010,228
Wells Fargo Bank NA (Yankee)
2.52%, 11/1/18, 1 Month LIBOR + .24%	100,000,000	[a]	100,002,220
Wells Fargo Bank NA (Yankee)
2.53%, 11/1/18, 1 Month LIBOR + .25%	100,000,000	[a]	100,042,740
Wells Fargo Bank NA (Yankee)
2.57%, 11/1/18, 1 Month LIBOR + .27%	100,000,000	[a]	100,051,880
Wells Fargo Bank NA (Yankee)
2.67%, 11/1/18, 1 Month LIBOR + .37%	50,000,000	[a]	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,082,000,000)			2,082,041,307

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Commercial Paper - 30.4%
Bank of Nova Scotia
2.35%, 11/21/18, 3 Month LIBOR + .4%	100,000,000	[a,b]	99,961,340
Bedford Row Funding Corp.
2.63%, 12/20/18, 3 Month LIBOR + .29%	75,000,000	[a,b]	75,059,415
Collateralized Commercial Paper II Co LLC
2.56%, 1/2/19, 3 Month LIBOR + .16%	74,000,000	[a,b]	73,994,694
Credit Suisse First Boston/NY
2.38%, 12/24/18	225,000,000		224,210,250
DBS Bank Ltd
2.31%, 11/20/18	172,000,000	[b]	171,778,309
ING US Funding LLC
2.59%, 11/19/18, 1 Month LIBOR + .30%	170,000,000	[a]	170,107,610
JP Morgan Securities LLC
2.55%, 1/2/19, 3 Month LIBOR + .15%	75,000,000	[a,b]	74,984,753
JP Morgan Securities LLC
2.59%, 5/24/19	90,000,000		88,563,978
Lloyds Bank PLC
2.37%, 11/5/18, 3 Month LIBOR + .03%	150,000,000	[a]	150,000,045
Mitsubishi UFJ Trust and Banking
2.28%, 11/9/18	50,000,000		49,972,340
Mizuho Bank Ltd/NY
2.28%, 11/20/18	75,000,000		74,908,290
Mizuho Bank Ltd/NY
2.47%, 1/16/19	250,000,000		248,658,375
NRW.Bank
2.41%, 2/28/19	200,000,000		198,370,000
NRW.Bank
2.47%, 2/8/19	171,000,000		169,871,879
Santander UK PLC
2.56%, 2/1/19	95,500,000		94,888,408
Sumitomo Mitsui Banking Corp/NY
2.30%, 12/19/18	90,000,000		89,714,574
Toronto-Dominion Bank
2.43%, 12/11/18, 3 Month LIBOR + .10%	250,000,000	[a,b]	249,850,600
Toyota Credit Canada Inc
2.35%, 11/21/18, 3 Month LIBOR + .4%	50,000,000	[a]	49,998,365
Westpac Banking Corp.
2.68%, 11/8/18, 1 Month LIBOR + .40%	95,000,000	[a,b]	95,095,418
Total Commercial Paper
(cost $2,450,106,257)			2,449,988,643

Asset-Backed Commercial Paper - 12.8%
Alpine Securities LLC
2.35%, 12/17/18	91,000,000	[c]	90,717,127

	Principal
Description	Amount ($)		Value ($)
Asset-Backed Commercial Paper - 12.8%
(continued)
Antalis S.A.
2.24%, 11/2/18	84,740,000	[c]	84,729,424
Antalis S.A.
2.47%, 1/10/19	125,000,000	[c]	124,398,725
Atlantic Asset Securitization LLC
2.38%, 1/10/19	40,000,000	[c]	39,803,016
Atlantic Asset Securitization LLC
2.49%, 1/28/19	30,000,000	[c]	29,805,462
Bedford Row Funding Corp.
2.59%, 4/9/19	105,000,000	[c]	103,744,662
Cancara Asset Securitisation LLC
2.27%, 12/5/18	183,000,000	[c]	182,586,878
Collateralized Commercial Paper Co. LLC
2.47%, 2/1/19	100,000,000	[c]	99,342,280
Gotfun
2.30%, 12/12/18	40,442,000	[c]	40,331,686
Gotham Funding Corp.
2.28%, 11/26/18	50,000,000	[c]	49,916,870
Lma Americas LLC
2.50%, 2/4/19	80,700,000	[c]	80,136,173
Lma Americas LLC
2.50%, 2/8/19	35,000,000	[c]	34,745,277
Matchpoint Finance PLC
2.27%, 12/3/18	75,000,000	[c]	74,835,210
Total Asset-Backed Commercial Paper
(cost $1,035,301,303)			1,035,092,790

Time Deposits - 17.6%
Australia & New Zealand Banking Group (Grand
Cayman)
2.19%, 11/1/18	370,000,000		370,000,000
KBC Bank/NY
2.18%, 11/1/18	380,000,000		380,000,000
Natixis NY (Grand Cayman)
2.16%, 11/1/18	365,000,000		365,000,000
Northern Trust Co. Ltd (Grand Cayman)
2.18%, 11/1/18	300,000,000		300,000,000
Total Time Deposits
(cost $1,415,000,000)			1,415,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 13.5%
ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 2.27%,
dated 10/31/18, due 11/1/18 in the amount of
$80,005,044 (fully collateralized by $150,760
Agency Collateralized Mortgage Obligations,
Interest Only, due 3/15/45, value $64,479,
$171,920,602 Agency Mortgage-Backed Securities,
Interest Only, due 7/1/24-6/1/48, value
$74,327,356 and $7,645,000 U.S. Treasuries,
0.13%-1.50%, due 4/15/20-3/31/23, value
$7,211,849)	80,000,000	80,000,000
Barclays Bank PLC
Tri-Party Agreement thru BNY Mellon, 2.19%,
dated 10/31/18, due 11/1/18 in the amount of
$250,015,208 (fully collateralized by
$250,018,500 U.S. Treasuries, 0.13%-3% , due
4/15/20-2/15/48, value $255,000,075)	250,000,000	250,000,000
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 2.38%,
dated 10/31/18, due 11/1/18 in the amount of
$50,003,306 (fully collateralized by $20,405,493
Asset-Backed Securities, Interest Only, due
11/16/20-6/20/48, value $19,476,341,
$35,589,198 Corporate Debt Securities, 3.50%-
10.75%, due 5/13/19-1/1/99, value $32,644,889
and $4,665 Private Label Collateralized Mortgage
Obligations, Interest Only, due 8/25/36-3/25/46,
value $577)	50,000,000	50,000,000
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 2.32%,
dated 10/31/18, due 11/1/18 in the amount of
$120,007,733 (fully collateralized by $37,158,273
Asset-Backed Securities, Interest Only, due
1/18/22-10/30/48, value $64,479, $58,652,123
Corporate Debt Securities, 0.25%-7.75%, due
1/30/20-12/31/99, value $60,604,976 and
$195,326,044 Private Label Collateralized
Mortgage Obligations, Interest Only, due
12/25/25-3/25/61, value $25,994,711)	120,000,000	120,000,000
Citigroup Global Markets Holdings Inc.
Tri-Party Agreement thru BNY Mellon, 2.32%,
dated 10/31/18, due 11/1/18 in the amount of
$390,025,133 (fully collateralized by
$3,226,963,872 Agency Collateralized Mortgage
Obligations, Interest Only, due 7/25/19-12/25/57,
value $298,933,693, $38,362,000 Agency
Mortgage-Backed Securities, 3.77%, due 10/1/28,
value $38,542,327 and $78,899,000 U.S.
Treasuries (including strips), 0%-1.88%, due
12/15/19-2/15/22, value $76,931,408)	390,000,000	390,000,000

	Principal
Description	Amount ($)	Value ($)
Repurchase Agreements - 13.5% (continued)
HSBC Securities
Tri-Party Agreement thru JPMorgan Chase Bank,
2.29%, dated 10/31/18, due 11/1/18 in the
amount of $75,004,771 (fully collateralized by
$81,668,490 Corporate Debt Securities, 1.55%-
5.35% , due 1/15/20-12/31/99, value
$78,750,000)	75,000,000	75,000,000
Merrill Lynch & Co. Inc.
Tri-Party Agreement thru BNY Mellon, 2.39%,
dated 10/31/18, due 11/1/18 in the amount of
$120,007,967 (fully collateralized by $61,568,657
Asset-Backed Securities, Interest Only, due
7/15/21-1/29/46, value $61,038,180 and
$180,464,083 Private Label Collateralized
Mortgage Obligations, Interest Only, due 4/12/34-
6/25/57, value $71,148,661)	120,000,000	120,000,000
Total Repurchase Agreements
(cost $1,085,000,000)		1,085,000,000
Total Investments (cost $8,067,407,560)	100.1%	8,067,122,740
Liabilities, Less Cash and Receivables	(.1%)	(4,451,069)
Net Assets	100.0%	8,062,671,671

LIBOR—London Interbank Offered Rate

[a]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities amounted to $1,205,676,050 or 14.95% of net assets.

[c]	Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
October 31, 2018 (Unaudited)

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed Commercial
Paper†	-	1,035,092,790	-	1,035,092,790
Commercial Paper†	-	1,410,936,403	-	1,410,936,403
Negotiable Bank Certificates of
Deposit†	-	836,944,208	-	836,944,208
Repurchase Agreements†	-	1,085,000,000	-	1,085,000,000
Time Deposits†	-	1,415,000,000	-	1,415,000,000
Variable Rate Demand Notes†	-	2,284,149,339	-	2,284,149,339

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

At October 31, 2018, accumulated net unrealized depreciation on investments was $284,820, consisting of $459,126 gross unrealized appreciation and $743,946 gross unrealized depreciation.

NOTES

At October 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)